Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [line items]
Earnings (loss) per share from continuing operations – diluted	$ (1.46)	$ 0.43	$ (0.28)	$ (0.15)
Loss per share – diluted	$ (1.46)	$ (0.97)	$ (0.39)	$ (0.50)	$ (0.18)	$ (0.11)